Segment Information - Schedule of Asset Information for Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment:
Identifiable assets	$ 120,208	$ 111,076	$ 110,379
Capital expenditure	332	381	792
Depreciation and amortization	1,519	1,523	1,709
Injection Molded Plastic Parts [Member]
Segment:
Identifiable assets	72,144	62,760	68,025
Capital expenditure	163	26	166
Depreciation and amortization	1,009	1,048	1,279
Electronic Products [Member]
Segment:
Identifiable assets	48,064	48,316	42,354
Capital expenditure	169	355	626
Depreciation and amortization	$ 510	$ 475	$ 430